Related Party Transactions (Details) ¥ in Millions	6 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 JPY (¥)	Sep. 30, 2022	Mar. 31, 2023 USD ($)	Mar. 31, 2023 JPY (¥)	Sep. 30, 2023 JPY (¥)
Related Party Transaction [Line Items]
Security deposit	$ 334,600					¥ 50
Working capital	$ 66,920	¥ 10		$ 267,680	¥ 40
Transaction commission percentage	1.00%	1.00%	1.00%
Consumption tax amounted				$ 109,144
Seihinkokusai [Member]
Related Party Transaction [Line Items]
Security deposit	$ 93,688					14
Operating security deposit to Seihinkokusai [Member]
Related Party Transaction [Line Items]
Security deposit	$ 133,840					¥ 20